(6) Derivative Liabilities: Fair Value Inputs, Warrant Liability, Quantitative Information (Details) (Derivative Financial Instruments, Liabilities, Fair Value, Inputs, Level 3, USD $)	0 Months Ended
	Jul. 29, 2012	Dec. 31, 2011
Derivative Financial Instruments, Liabilities | Fair Value, Inputs, Level 3
Fair Value Assumptions, Exercise Price	$ 1.50	$ 1.50
Fair Value Assumptions, Expected Term	3 years 9 months	4 years 3 months 29 days
Fair Value Assumptions, Risk Free Interest Rate	0.65%	0.83%
Fair Value Assumptions, Expected Volatility Rate	78.00%	79.00%
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Share Price	$ 1.18	$ 0.76